PROVISION FOR RECLAMATION AND REHABILITATION (Narrative) (Details)	Dec. 31, 2023
Guanacevi, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	9.70%
Inflation rate	5.25%
Bolanitos, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	9.70%
Inflation rate	5.25%
Terronera, Mexico [Member]
Provision For Reclamation And Rehabilitation [Line Items]
Present value of the probability weighted future cash flows, risk free rate	9.34%
Inflation rate	4.59%